UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    --------

                                   FORM N-CSR

                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (877) 446-3863

                    Date of fiscal year end: October 31, 2008

                    Date of reporting period: April 30, 2008

ITEM 1.    REPORTS TO STOCKHOLDERS.


                         THE ADVISORS' INNER CIRCLE FUND

THE MCKEE INTERNATIONAL EQUITY PORTFOLIO
SEMI-ANNUAL REPORT                                                APRIL 30, 2008

                                [GRAPHIC OMITTED]

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO
                                                             APRIL 30, 2008
--------------------------------------------------------------------------------

                                TABLE OF CONTENTS
--------------------------------------------------------------------------------

Shareholders' Letter .....................................................    1
Schedule of Investments ..................................................    3
Statement of Assets and Liabilities ......................................    8
Statement of Operations ..................................................    9
Statement of Changes in Net Assets .......................................   10
Financial Highlights .....................................................   11
Notes to Financial Statements ............................................   12
Disclosure of Portfolio Expenses .........................................   22
Approval of Investment Advisory Agreement ................................   24

The Portfolio files its complete schedule of investments of Portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Portfolio's Form N-Q will be available on the SEC's website at http://www.sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Portfolio uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available
(i) without charge, upon request, by calling 1-866-625-3346; and (ii) on the SEC's website at http://www.sec.gov.

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO

--------------------------------------------------------------------------------

April 30, 2008

Dear Shareholders:

ECONOMIC AND MARKET PERSPECTIVE

Growth estimates have been revised downward for the Euro Zone, the United Kingdom and Japan. The emerging market economies are continuing to expand briskly but at slower rates than 2007. Inflation remains well above central bank target levels primarily due to rising commodity prices. While the Federal Reserve has aggressively lowered interest rates, most central banks have maintained policy. Credit markets have been under pressure and spreads have risen as financial institutions reported higher credit costs and have conserved liquidity. The dollar declined 2% on a trade-weighted basis over the period but has recently shown signs of stabilization. Profit margins have held up despite higher material costs. Corporate profits have remained satisfactory, though forecasts have been trimmed. Equity prices have generally fallen in response to subdued expectations and fears that the global credit crisis will be prolonged.

PERFORMANCE

For the six months ending April 30, 2008, the McKee International Equity Portfolio's (the "Portfolio") return of -7.55% was 166 basis points greater than the -9.21% return for the benchmark EAFE Index. Stock selection helped performance while underweighting the materials and consumer staples sector hurt results.

PORTFOLIO STRUCTURE

The Portfolio is invested in 21 countries. It is significantly underweight the Euro Zone and Australia. There are no significant overweights among the developed market countries. Emerging markets, which are not included in EAFE, accounted for approximately 8% of assets. The Portfolio is modestly overweight industrials, health care, information technology, and energy. Materials, financials, consumer staples, telecom services, and utilities are underweight. On April 30, the Portfolio was invested in 59 companies.

OUTLOOK

The global economy should continue to expand despite ongoing weakness in the United States. However, growth forecasts are falling throughout the world, and slower growth may put pressure on equity prices near term. Inflation remains above

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO

--------------------------------------------------------------------------------

central bank target levels and many are reluctant to lower interest rates despite credit market turmoil. The aggressive rate reductions by the U.S. Federal Reserve may continue to pressure the dollar, though the greenback has recently shown some signs of stabilization. Elevated prices for energy, metals, and agricultural products will exert downward pressure on profit margins with resultant downward earnings revisions. However, equity valuations are not extended, especially given current interest rate levels. There are some indications that the credit markets may be stabilizing. Political unrest or renewed terrorist activity could hurt investor sentiment. Additional equity price appreciation is possible if the world economy continues to expand at or above 3.5% and corporate earnings continue to rise.

Yours truly,

/s/ Eugene M. Natali

Eugene M. Natali
C.S. MCKEE CHIEF EXECUTIVE OFFICER

THIS MATERIAL REPRESENTS THE MANAGER'S ASSESSMENT OF THE PORTFOLIO AND MARKET ENVIRONMENT AT A SPECIFIC POINT IN TIME AND SHOULD NOT BE RELIED UPON BY THE READER AS RESEARCH OR INVESTMENT ADVICE.

                       DEFINITION OF THE COMPARATIVE INDEX

MORGAN STANLEY MSCI EAFE INDEX is an unmanaged index comprised of over 1,100 securities listed on the stock exchanges of countries in Europe, Australia and the Far East.

THE ADVISORS' INNER CIRCLE FUND                       MCKEE INTERNATIONAL
                                                      EQUITY PORTFOLIO
                                                      APRIL 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS+
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Financials                                                                23.2%
Industrials                                                               16.4%
Energy                                                                    10.3%
Consumer Discretionary                                                    10.0%
Health Care                                                                9.8%
Information Technology                                                     7.6%
Materials                                                                  6.7%
Consumer Staples                                                           5.8%
Repurchase Agreements                                                      3.7%
Utilities                                                                  3.4%
Telecommunication Services                                                 3.1%

+ PERCENTAGES ARE BASED ON TOTAL INVESTMENTS, NOT INCLUDING SECURITIES RECEIVED AS COLLATERAL FOR SECURITIES LENDING.

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
COMMON STOCK -- 96.1%
--------------------------------------------------------------------------------

                                                        SHARES         VALUE
                                                     -----------   ------------
AUSTRALIA -- 3.4%
   CSL ...........................................       135,000   $  5,061,960
   Santos ........................................       250,000      3,743,474
                                                                   ------------
                                                                      8,805,434
                                                                   ------------
AUSTRIA -- 1.6%
   Wienerberger ..................................        70,000      4,034,563
                                                                   ------------
BRAZIL -- 3.0%
   Cia Vale do Rio Doce ADR (A) ..................       200,000      7,816,000
                                                                   ------------
FINLAND -- 1.8%
   Nokia .........................................       155,000      4,758,836
                                                                   ------------
FRANCE -- 11.0%
   AXA (A) .......................................       130,000      4,838,315
   BNP Paribas ...................................        40,000      4,312,626
   Cie Generale de Geophysique Veritas* ..........        18,000      4,535,451
   Sanofi Aventis ................................        45,000      3,513,545
   Total .........................................        75,000      6,298,459
   Vivendi .......................................       125,000      5,073,564
                                                                   ------------
                                                                     28,571,960
                                                                   ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       MCKEE INTERNATIONAL
                                                      EQUITY PORTFOLIO
                                                      APRIL 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------

                                                        SHARES         VALUE
                                                     -----------   ------------
GERMANY -- 8.2%
   Allianz .......................................        21,000   $  4,280,757
   Bayerische Motoren Werke (A) ..................        60,000      3,292,854
   Continental (A) ...............................        38,000      4,468,535
   E.ON (A) ......................................        25,000      5,087,576
   MAN (A) .......................................        30,000      4,191,499
                                                                   ------------
                                                                     21,321,221
                                                                   ------------
GREECE -- 1.6%
   EFG Eurobank Ergasias .........................       135,000      4,178,421
                                                                   ------------
HONG KONG -- 1.1%
   Great Eagle Holdings ..........................     1,000,000      2,880,199
                                                                   ------------
INDIA -- 1.3%
   Infosys Technologies (A) ......................        75,000      3,276,750
                                                                   ------------
ISRAEL -- 1.8%
   Teva Pharmaceutical Industries ................       100,000      4,678,000
                                                                   ------------
ITALY -- 3.0%
   Telecom Italia, Ordinary Shares ...............       800,000      1,683,948
   Telecom Italia, Savings Shares ................     1,200,000      1,967,305
   UniCredit .....................................       550,000      4,178,733
                                                                   ------------
                                                                      7,829,986
                                                                   ------------
JAPAN -- 19.4%
   Asahi Glass ...................................       350,000      4,149,364
   Astellas Pharma ...............................       100,000      4,066,596
   Canon .........................................        85,000      4,229,260
   East Japan Railway ............................           800      6,345,804
   Fanuc .........................................        40,000      4,183,332
   Komatsu .......................................       170,000      5,123,912
   Kubota ........................................       350,000      2,438,044
   Mitsubishi UFJ Financial Group ................       400,000      4,378,528
   Nippon Oil ....................................       500,000      3,411,157
   Nippon Yusen ..................................       400,000      3,865,659
   Nissan Chemical Industries ....................       360,000      4,726,055
   Shionogi ......................................       175,000      3,342,264
                                                                   ------------
                                                                     50,259,975
                                                                   ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       MCKEE INTERNATIONAL
                                                      EQUITY PORTFOLIO
                                                      APRIL 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------

                                                        SHARES         VALUE
                                                     -----------   ------------
NETHERLANDS -- 1.6%
   TNT ...........................................       110,000   $  4,272,926
                                                                   ------------
NORWAY -- 1.3%
   Tandberg (A) ..................................       200,000      3,397,260
                                                                   ------------
PORTUGAL -- 1.7%
   Portugal Telecom ..............................       375,000      4,451,775
                                                                   ------------
SINGAPORE -- 2.0%
   DBS Group Holdings ............................       350,000      5,119,688
                                                                   ------------
SPAIN -- 2.8%
   Banco de Sabadell (A) .........................       335,000      3,338,004
   Inditex (A) ...................................        70,000      3,812,237
                                                                   ------------
                                                                      7,150,241
                                                                   ------------
SWEDEN -- 1.5%
   Nordea Bank ...................................       240,000      3,967,997
                                                                   ------------
SWITZERLAND -- 6.8%
   ABB ...........................................       125,000      3,821,228
   Credit Suisse Group (A) .......................        90,000      4,985,838
   Novartis ......................................        95,000      4,806,778
   Swiss Reinsurance .............................        47,000      3,898,805
                                                                   ------------
                                                                     17,512,649
                                                                   ------------
TAIWAN -- 1.5%
   Taiwan Semiconductor Manufacturing ADR ........       350,000      3,934,000
                                                                   ------------
UNITED KINGDOM -- 19.7%
   Barclays ......................................       325,000      2,938,395
   BG Group ......................................       150,000      3,657,087
   Cadbury Schweppes .............................       250,000      2,886,653
   Cadbury Schweppes ADR .........................        70,000      3,227,000
   Centrica ......................................       650,000      3,784,833
   Diageo ........................................       230,000      4,705,591
   HBOS ..........................................       350,000      3,261,472
   Kingfisher ....................................     1,100,000      2,893,189
   Lloyds TSB Group ..............................       425,000      3,640,500
   Persimmon .....................................       200,000      2,295,459

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       MCKEE INTERNATIONAL
                                                      EQUITY PORTFOLIO
                                                      APRIL 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------

                                                        SHARES         VALUE
                                                     -----------   ------------
UNITED KINGDOM -- (CONTINUED)
   Royal Dutch Shell, Cl B .......................        86,199   $  3,440,039
   Royal Dutch Shell, Cl B ADR ...................        20,000      1,594,000
   SABMiller .....................................       175,000      4,048,246
   Vedanta Resources .............................       110,000      4,890,971
   WPP Group .....................................       320,000      3,919,907
                                                                   ------------
                                                                     51,183,342
                                                                   ------------
   TOTAL COMMON STOCK
      (Cost $ 173,070,498) .......................                  249,401,223
                                                                   ------------

--------------------------------------------------------------------------------
MASTER NOTES -- 1.9%
--------------------------------------------------------------------------------

                                                        FACE
                                                       AMOUNT
                                                     -----------
UNITED STATES -- 1.9%
   Bear Stearns
      2.638%, 06/02/08 (B) (C) ...................   $ 2,500,000      2,500,000
      2.638%, 09/11/08 (B) (C) ...................     2,500,000      2,500,000
                                                                   ------------
   TOTAL MASTER NOTES
      (Cost $5,000,000) ..........................                    5,000,000
                                                                   ------------

--------------------------------------------------------------------------------
CASH EQUIVALENTS -- 4.8%
--------------------------------------------------------------------------------

                                                        SHARES
                                                     -----------
   AIM Liquid Asset Money Fund, 2.800% (B) (D) ...     7,500,000      7,500,000
   Merrill Lynch Select Institutional
      Fund, 2.862% (B) (D) .......................     5,000,000      5,000,000
                                                                   ------------
   TOTAL CASH EQUIVALENTS
      (Cost $12,500,000) .........................                   12,500,000
                                                                   ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       MCKEE INTERNATIONAL
                                                      EQUITY PORTFOLIO
                                                      APRIL 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 14.3%
--------------------------------------------------------------------------------

                                                        FACE
                                                       AMOUNT          VALUE
                                                     -----------   ------------
Lehman Brothers (B)
   2.518%, dated 04/30/08, to be repurchased
   on 05/01/08, repurchase price $27,360,305
   (collateralized by a collateralized
   mortgage obligation, par value
   $39,140,000, 6.334%, 11/24/37, total
   market value $30,094,862) .....................   $27,358,391   $ 27,358,391
Morgan Stanley
   2.000%, dated 04/30/08, to be repurchased
   on 05/01/08, repurchase price $9,610,404
   (collateralized by a U.S. Treasury
   Inflation Index Note, par value
   $8,682,913, 2.625%, 07/15/17, total market
   value $9,802,148) .............................     9,609,870      9,609,870
                                                                   ------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $ 36,968,261) ...........................                   36,968,261
                                                                   ------------
TOTAL INVESTMENTS -- 117.1%
   (Cost $227,538,759) ...........................                 $303,869,484
                                                                   ============

      PERCENTAGES ARE BASED ON NET ASSETS OF $259,391,712.

 *    NON INCOME PRODUCING SECURITY.

(A) THESE SECURITIES OR A PARTIAL POSITION OF THESE SECURITIES WERE ON LOAN. THE TOTAL VALUE OF SECURITIES ON LOAN AS OF APRIL 30, 2008 WAS $43,019,825.

(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL HELD FROM SECURITIES ON LOAN (SEE NOTE 10). THE TOTAL VALUE OF SUCH SECURITIES AS OF APRIL 30, 2008 WAS $44,858,391.

(C) FLOATING RATE SECURITY. THE RATE DISCLOSED IS THE RATE IN EFFECT ON APRIL 30, 2008.

(D)   RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF APRIL 30, 2008.

ADR   AMERICAN DEPOSITARY RECEIPT
CL    CLASS

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       MCKEE INTERNATIONAL
                                                      EQUITY PORTFOLIO
                                                      APRIL 30, 2008 (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

ASSETS:
Investments, at value+ (Cost $190,570,498) ...................................   $ 266,901,223
Repurchase Agreements, at value (Cost $36,968,261) ...........................      36,968,261
Foreign Currency, at value (Cost $585,823) ...................................         587,107
Dividend and Interest Receivable .............................................       1,414,878
Receivable for Capital Shares Sold ...........................................           9,051
                                                                                 -------------
   TOTAL ASSETS ..............................................................     305,880,520
                                                                                 -------------
LIABILITIES:
Collateral Held for Securities on Loan .......................................      44,858,391
Payable for Investment Securities Purchased ..................................       1,382,772
Payable due to Investment Adviser ............................................         146,441
Payable due to Administrator .................................................          25,014
Payable due to Chief Compliance Officer ......................................           4,563
Payable for Trustees' Fee ....................................................           2,181
Accrued expenses and Other Payables ..........................................          69,446
                                                                                 -------------
   TOTAL LIABILITIES .........................................................      46,488,808
                                                                                 -------------
NET ASSETS ...................................................................   $ 259,391,712
                                                                                 =============

----------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
----------------------------------------------------------------------------------------------
Paid-in Capital ..............................................................   $ 171,347,318
Undistributed Net Investment Income ..........................................       2,508,849
Accumulated Net Realized Gain on Investments Foreign Currency and Translation
   of Other Assets and Liabilities Denominated in Foreign Currencies .........       9,311,322
Net Unrealized Appreciation on Investments ...................................      76,330,725
Net Unrealized Depreciation on Foreign Currency and Translation
   of Other Assets and Liabilities Denominated in Foreign Currencies .........        (106,502)
                                                                                 -------------
NET ASSETS ...................................................................   $ 259,391,712
                                                                                 =============

INSTITUTIONAL CLASS SHARES:
Outstanding Shares of beneficial interest (unlimited authorization -- no par
   value) ....................................................................      17,708,421
Net Asset Value, Per Share ...................................................   $       14.65
                                                                                 =============

      +     INCLUDES MARKET VALUE OF SECURITIES ON LOAN FOR $43,019,825.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       MCKEE INTERNATIONAL
                                                      EQUITY PORTFOLIO FOR
                                                      THE SIX MONTHS ENDED
                                                      APRIL 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

INVESTMENT INCOME:
Dividends ....................................................................   $   4,151,317
Interest .....................................................................         100,495
Income received from securities lending ......................................         122,512
Less: Foreign Taxes Withheld .................................................        (614,881)
                                                                                 -------------
   TOTAL INVESTMENT INCOME ...................................................       3,759,443
                                                                                 -------------
EXPENSES:
Investment Advisory Fees .....................................................         870,201
Administration Fees ..........................................................         148,702
Chief Compliance Officer Fees ................................................           5,022
Trustees' Fees ...............................................................           3,786
Custodian Fees ...............................................................          90,350
Transfer Agent Fees ..........................................................          32,642
Shareholder Servicing Fees ...................................................          29,629
Legal Fees ...................................................................          18,092
Printing Fees ................................................................          12,938
Audit Fees ...................................................................          12,616
Registration and Filing Fees .................................................          10,093
Other Expenses ...............................................................          16,009
                                                                                 -------------
   TOTAL EXPENSES ............................................................       1,250,080
Less:
   Fees Paid indirectly -- Note 4 ............................................            (608)
                                                                                 -------------
   NET EXPENSES ..............................................................       1,249,472
                                                                                 -------------
NET INVESTMENT INCOME ........................................................       2,509,971
                                                                                 -------------
NET REALIZED GAIN ON:
   Investments ...............................................................       9,298,897
   Foreign Currency Transactions .............................................          13,866
                                                                                 -------------
NET REALIZED GAIN ............................................................       9,312,763
                                                                                 -------------
NET CHANGE IN UNREALIZED DEPRECIATION ON:
   Investments ...............................................................     (32,572,642)
   Foreign Currency Transactions .............................................         (22,397)
                                                                                 -------------
NET CHANGE IN UNREALIZED DEPRECIATION ........................................     (32,595,039)
                                                                                 -------------
NET LOSS ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS ....................     (23,282,276)
                                                                                 -------------
Net Decrease in Net Assets Resulting from Operations .........................   $ (20,772,305)
                                                                                 =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    SIX MONTHS          YEAR
                                                                      ENDED            ENDED
                                                                  APRIL 30, 2008    OCTOBER 31,
                                                                   (UNAUDITED)          2007
                                                                  --------------   -------------
OPERATIONS:
   Net Investment Income ......................................   $    2,509,971   $   5,755,535
   Net Realized Gain on Investments, Written Options and
     Foreign Currency Transactions ............................        9,312,763      26,062,989
   Net Change in Unrealized Appreciation (Depreciation)
     on Investments, Written Options and Foreign
     Currency Transactions ....................................      (32,595,039)     30,575,086
                                                                  --------------   -------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING
     FROM OPERATIONS ..........................................      (20,772,305)     62,393,610
                                                                  --------------   -------------
DIVIDENDS AND DISTRIBUTIONS:
   Dividends from Net Investment Income .......................       (5,368,552)     (4,711,226)
   Distributions from Net Capital Gains .......................      (26,231,278)    (19,795,026)
                                                                  --------------   -------------
   TOTAL DIVIDENDS AND DISTRIBUTIONS ..........................      (31,599,830)    (24,506,252)
                                                                  --------------   -------------
CAPITAL SHARE TRANSACTIONS:
   Issued .....................................................       10,155,154      11,634,863
   Reinvestment of Distributions ..............................       31,249,593      24,224,267
   Redemption Fees -- Note 2 ..................................                4             166
   Redeemed ...................................................       (5,073,374)    (41,562,505)
                                                                  --------------   -------------
   NET INCREASE (DECREASE) IN NET ASSETS FROM
     CAPITAL SHARE TRANSACTIONS ...............................       36,331,377      (5,703,209)
                                                                  --------------   -------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS ....................      (16,040,758)     32,184,149
                                                                  --------------   -------------
NET ASSETS:
   Beginning of Period ........................................      275,432,470     243,248,321
                                                                  --------------   -------------
   End of Period (Including Undistributed Net Investment Income
     of $2,508,849 and $5,367,430, respectively) ..............   $  259,391,712   $ 275,432,470
                                                                  ==============   =============
SHARE TRANSACTIONS:
   Issued .....................................................          667,287         715,683
   Reinvestment of Distributions ..............................        2,056,307       1,586,264
   Redeemed ...................................................         (346,552)     (2,482,132)
                                                                  --------------   -------------
   NET INCREASE (DECREASE) IN SHARES OUTSTANDING FROM
     SHARE TRANSACTIONS .......................................        2,377,042        (180,185)
                                                                  ==============   =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                SELECTED PER SHARE DATA & RATIOS
                                  FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                     SIX MONTHS                                YEARS ENDED OCTOBER 31,
                                        ENDED            -------------------------------------------------------------------
                                   APRIL 30, 2008
                                     (UNAUDITED)            2007           2006           2005           2004         2003
                                   --------------        ---------      ---------      ---------      ---------    ---------
Net Asset Value,
   Beginning of Year ...........   $        17.97        $   15.68      $   12.47      $   11.00      $    9.11    $    7.14
                                   --------------        ---------      ---------      ---------      ---------    ---------
Income (Loss) from
   Investment Operations:
Net Investment Income ..........             0.15             0.34*          0.29*          0.19*          0.14*        0.11
Net Realized and Unrealized
   Gain (Loss) .................            (1.47)            3.47           3.12           1.44           1.86         1.89
                                   --------------        ---------      ---------      ---------      ---------    ---------
   Total from Investment
      Operations ...............            (1.32)            3.81           3.41           1.63           2.00         2.00
                                   --------------        ---------      ---------      ---------      ---------    ---------
Redemption Fees ................               --**             --**           --**           --**           --**         --
                                   --------------        ---------      ---------      ---------      ---------    ---------
Dividends and Distributions:
   Net Investment Income .......            (0.31)           (0.27)         (0.20)         (0.16)         (0.11)       (0.03)
   Capital Gains ...............            (1.69)           (1.25)            --             --             --           --
                                   --------------        ---------      ---------      ---------      ---------    ---------
   Total Dividends
      and Distributions ........            (2.00)           (1.52)         (0.20)         (0.16)         (0.11)       (0.03)
                                   --------------        ---------      ---------      ---------      ---------    ---------
Net Asset Value, End of Year ...   $        14.65        $   17.97      $   15.68      $   12.47      $   11.00    $    9.11
                                   ==============        =========      =========      =========      =========    =========
TOTAL RETURN+ ..................            (7.55)%          26.19%         27.62%         14.90%         22.13%       28.16%
                                   ==============        =========      =========      =========      =========    =========
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of
   Year (Thousands) ............   $      259,392        $ 275,432      $ 243,248      $ 232,696      $ 215,187    $ 153,385
Ratio of Expenses
   to Average Net Assets .......             1.01%(1)++       0.99%(1)       1.00%(1)       1.01%(1)       0.99%        1.00%
Ratio of Net Investment
   Income to Average
   Net Assets ..................             2.02%++          2.10%          2.02%          1.60%          1.34%        1.54%
Portfolio Turnover Rate ........               13%              16%            13%            27%            13%          17%

  *   PER SHARE CALCULATIONS WERE PERFORMED USING AVERAGE SHARES FOR THE PERIOD.

 **   AMOUNT REPRESENTS LESS THAN $0.01 PER SHARE.

  + TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES.

 ++   ANNUALIZED.

(1) THE RATIO OF EXPENSES TO AVERAGE NET ASSETS EXCLUDES THE EFFECTS OF FEES PAID INDIRECTLY. IF THESE EXPENSE OFFSETS WERE INCLUDED, THE RATIO WOULD BE EQUAL TO THE RATIO PRESENTED.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR ROUND TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO
                                                             (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 36 portfolios. The financial statements herein are those of the McKee International Equity Portfolio (the "Portfolio"). The investment objective of the Portfolio is long-term total return. The Portfolio invests primarily (at least 80% of its net assets) in equity securities of companies located in at least three countries other than the U.S. The financial statements of the remaining portfolios of the Trust are presented separately. The assets of each portfolio are segregated, and a shareholder's interest is limited to the portfolio in which shares are held.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the Significant Accounting Policies followed by the Portfolio.

      USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and could have a material impact to the Portfolio.

      SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NAS-DAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO
                                                             (UNAUDITED)
--------------------------------------------------------------------------------

      maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Portfolio are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Portfolio seeks to obtain a bid price from at least one independent broker.

      Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Portfolio's Board of Trustees (the "Board"). The Portfolio's Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

      Options for which the primary market is a national securities exchange are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price for long options and at the most recent ask price for written options. Options not traded on a national securities exchange are valued in accordance with Fair Value Procedures established by the Board.

      For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which the Portfolio calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Portfolio calculates net asset value if an event that could materially affect the value of those securities (a "Significant Event") has occurred between the time of the security's last close and the time that the Portfolio calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Adviser of the Portfolio becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO
                                                             (UNAUDITED)
--------------------------------------------------------------------------------

      the exchange or market on which the security or securities principally trade, but before the time at which the Portfolio calculates net asset value, it may request that a Committee meeting be called. In addition, the Portfolio's administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Portfolio calculates net asset value. If price movements in a monitored index or security exceed levels established by the administrator, the administrator notifies the Adviser that such limits have been exceeded. In such event, the adviser makes the determination whether a Committee meeting should be called based on the information provided.

      The Portfolio uses FT Interactive Data Corp. ("FT") as a third party fair valuation vendor. FT provides a fair value for foreign securities in the Portfolio based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by FT in the event that there is a movement in the U.S. market that exceeds a specific threshold established by the Committee. The Committee establishes a "confidence interval" which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Portfolio values its non-U.S. securities that exceed the applicable "confidence interval" based upon the fair values provided by FT. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by FT are not reliable, the Adviser contacts the Portfolio's Administrator and can request that a meeting of the Committee be held.

      If a local market in which the Portfolio owns securities is closed for one or more days, the Portfolio shall value all securities held in that corresponding currency based on the fair value prices provided by FT using the predetermined confidence interval discussed above.

      As of April 30, 2008, there were no securities valued in accordance with the Fair Value Procedures.

      SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis.

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO
                                                             (UNAUDITED)
--------------------------------------------------------------------------------

      REPURCHASE AGREEMENTS -- In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

      FOREIGN CURRENCY TRANSLATION -- The books and records of the Portfolio are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Portfolio does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid.

      FORWARD FOREIGN CURRENCY EXCHANGE CONTRACT -- The Portfolio may enter into forward foreign currency exchange contracts to protect the value of securities held and related receivables and payables against changes in future foreign exchange rates. A forward currency contract is an agreement between two parties to buy and sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the current forward rate and the change in market value is recorded by the Portfolio as unrealized gain or loss. The Portfolio recognizes realized gains or losses when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise from the unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO
                                                             (UNAUDITED)
--------------------------------------------------------------------------------

      unrealized gain on the contracts, if any, at the date of default. As of April 30, 2008, there were no open forward foreign currency exchange contracts or outstanding spot contracts.

      WRITTEN OPTIONS -- When a covered put or call option is written in the Portfolio, an amount equal to the premium received by the Portfolio is included in the Portfolio's Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written.

      When a covered written call expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio will realize a gain (or loss if the cost of the closing purchase transaction exceeds the premium received when the call option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option will be extinguished. When a covered written call option is exercised, the Portfolio will realize a gain or loss from the sale of the underlying securities and the proceeds of the sale are increased by the premium originally received.

      When a covered written put expires, or if the Portfolio enters into a closing purchase transaction, the Portfolio will realize a gain or loss on the option transaction and the liability related to such option is extinguished. When a put option is exercised, the Portfolio purchases the security, the cost of the security is reduced by the premium originally received, and no gain or loss is recognized.

      The Portfolio trades written option contracts with off-balance sheet risk in the normal course of its investment activities in order to manage exposure to market risks. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

      WRITTEN OPTIONS TRANSACTIONS -- There were no written option transactions entered into during the six months ended April 30, 2008.

      EXPENSES -- Most expenses of the Trust can be directly attributed to a particular portfolio. Expenses which cannot be directly attributed to a particular portfolio are apportioned among the portfolios of the Trust based on the number of portfolios and/or relative net assets.

      DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Portfolio distributes substantially all of its net investment income annually. Any net realized capital gains are distributed annually. All distributions are recorded on ex-dividend date.

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO
                                                             (UNAUDITED)
--------------------------------------------------------------------------------

      REDEMPTION FEES -- The Portfolio retains redemption fees of 1.00% on redemptions of capital shares held for less than 180 days. For the six months ended April 30, 2008 there were $4 in redemption fees retained by the Portfolio.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

A portion of the services provided by the Chief Compliance Officer ("CCO") and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's Advisors and service providers as required by SEC regulations. The CCO's services have been approved by and are reviewed by the Board.

4. ADMINISTRATION, DISTRIBUTION, SHAREHOLDER SERVICING, CUSTODIAN AND TRANSFER AGENT AGREEMENTS:

The Portfolio and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administration services for an annual fee equal to the higher of $125,000 for one portfolio, $250,000 for two portfolios, $350,000 for three portfolios, plus $75,000 per additional portfolio, plus $20,000 per additional class or 0.12% of the first $250 million, 0.10% of the next $250 million, 0.08% of the next $250 million and 0.04% of any amount above $750 million of the Portfolio's average daily net assets.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.

Certain brokers, dealers, banks, trust companies and other financial representatives receive compensation from the Portfolio for providing a variety of services, including record keeping and transaction processing. Such fees are based on the assets of the Portfolio that are serviced by the financial representative. Such fees are paid by the Portfolio to the extent that the number of accounts serviced by the financial representative multiplied by the account fee charged by the Portfolio's transfer agent would not exceed the amount that would have been charged had the accounts serviced by the financial representative been registered directly through the transfer agent. All fees in excess of this calculated amount are paid by the C.S. McKee, L.P. (the "Adviser").

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO
                                                             (UNAUDITED)
--------------------------------------------------------------------------------

Union Bank of California, N.A. acts as custodian (the "Custodian") for the Portfolio. The Custodian plays no role in determining the investment policies of the Portfolio or which securities are to be purchased or sold by the Portfolio.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Portfolio under a transfer agency agreement with the Trust.

The Portfolio earned cash management credits which are used to offset transfer agent expenses. This amount is labeled as "Fees Paid Indirectly" on the Statement of Operations.

5. INVESTMENT ADVISORY AGREEMENT:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Portfolio at a fee calculated at an annual rate of 0.70% of the Portfolio's average daily net assets.

6. INVESTMENT TRANSACTIONS:

For the six months ended April 30, 2008, the Portfolio made purchases of $35,638,772 and sales of $32,011,396 in investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

7. FEDERAL TAX INFORMATION:

It is the Portfolio's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing book and tax treatments for foreign currency transactions and a reclass of distributions.

The tax character of dividends and distributions paid during the last two fiscal years was as follows:

                                        ORDINARY     LONG TERM
                                         INCOME     CAPITAL GAIN       TOTAL
                                      -----------   ------------   ------------
            2007                      $ 6,412,932   $ 18,093,320   $ 24,506,252
            2006                        3,634,229             --      3,634,229

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO
                                                             (UNAUDITED)
--------------------------------------------------------------------------------

As of October 31, 2007, the components of Distributable Earnings on a tax basis were as follows:

Undistributed Ordinary Income               $  6,910,743
Undistributed Long-Term Capital Gains         24,686,526
Unrealized Appreciation                      108,819,260
                                            ------------
Total Distributable Earnings
                                            $140,416,529
                                            ============

For Federal income tax purposes, capital loss carryforwards represent net realized losses of the Portfolio that may be carried forward for a maximum period of eight years and applied against future net capital gains. As of October 31, 2007, the Fund had no outstanding capital loss carryforwards.

The  Federal  tax  cost  and  aggregate  gross   unrealized   appreciation   and
depreciation for the investments held (excluding foreign currency) by the Portfolio at April 30, 2008, were as follows:

                            AGGREGATE      AGGREGATE
                              GROSS          GROSS
              FEDERAL      UNREALIZED     UNREALIZED    NET UNREALIZED
             TAX COST     APPRECIATION   DEPRECIATION    APPRECIATION
           ------------   ------------   ------------   --------------
           $227,538,759   $ 82,986,239   $ (6,655,514)  $   76,330,725

8. CONCENTRATION OF RISKS:

The Portfolio invests in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Portfolio accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains earned.

9. OTHER:

At April 30, 2008, 42% of total shares outstanding were held by three record shareholders each owning 10% or greater of the aggregate total shares outstanding. These shareholders were comprised of omnibus accounts that were held on behalf of multiple underlying shareholders.

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO
                                                             (UNAUDITED)
--------------------------------------------------------------------------------

In the normal course of business, the Portfolio enters into contracts that provide general indemnifications. The Portfolio's maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

10. LOANS OF PORTFOLIO SECURITIES:

The Portfolio may lend portfolio securities pursuant to a securities lending agreement ("Lending Agreement") with Union Bank of California. Unless otherwise agreed, loans of Portfolio securities made pursuant to the Lending Agreement are required at all times to be secured by collateral equal to at least 102% of the current market value of the securities loaned. Cash collateral received is invested pursuant to the terms of the Lending Agreement. All such investments are made at the risk of the Portfolio, as such, the Portfolio is liable for investment losses. The Portfolio receives a fee for its participation in the Lending Agreement based on its lending activity.

11. ACCOUNTING PRONOUNCEMENTS:

On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB INTERPRETATION NO. 48, "ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 was required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Based on its analysis, management has determined that the adoption of FIN 48 did not have a material impact to the Fund's financial statements upon adoption. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from the FASB, and on-going analyses of and changes to tax laws, regulations and interpretations thereof.

In September 2006, the FASB issued STATEMENT ON FINANCIAL  ACCOUNTING  STANDARDS
(SFAS) NO. 157, "FAIR VALUE MEASUREMENTS." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO
                                                             (UNAUDITED)
--------------------------------------------------------------------------------

No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of April 30, 2008, the Portfolio does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported in the financial statements for a fiscal period.

THE ADVISORS' INNER CIRCLE FUND                       MCKEE INTERNATIONAL
                                                      EQUITY PORTFOLIO
                                                      APRIL 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DISCLOSURE OF PORTFOLIO EXPENSES
--------------------------------------------------------------------------------

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund's average net assets; this percentage is known as the mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Portfolio and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Portfolio's costs in two ways:

o ACTUAL PORTFOLIO RETURN. This section helps you to estimate the actual expenses after fee waivers that your Portfolio incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Portfolio, and the "Ending Account Value" number is derived from deducting that expense cost from the Portfolio's gross investment return.

You can use this information, together with the actual amount you invested in the Portfolio, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Portfolio under "Expenses Paid During Period."

o HYPOTHETICAL 5% RETURN. This section helps you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Portfolio's comparative cost by comparing the hypothetical result for your Portfolio in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT your Portfolio's actual return -- the account values shown may not apply to your specific investment.

THE ADVISORS' INNER CIRCLE FUND                       MCKEE INTERNATIONAL
                                                      EQUITY PORTFOLIO
                                                      APRIL 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DISCLOSURE OF PORTFOLIO EXPENSES -- CONCLUDED
--------------------------------------------------------------------------------

                                  BEGINNING     ENDING                 EXPENSES
                                   ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                                    VALUE       VALUE      EXPENSE      DURING
                                   11/1/07     4/30/08      RATIOS      PERIOD*
--------------------------------------------------------------------------------
MCKEE INTERNATIONAL EQUITY PORTFOLIO -- INSTITUTIONAL CLASS SHARES
--------------------------------------------------------------------------------
ACTUAL PORTFOLIO RETURN           $1,000.00   $  924.50      1.01%      $4.83

HYPOTHETICAL 5% RETURN             1,000.00    1,019.84      1.01        5.07

* Expenses are equal to the Portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

THE ADVISORS' INNER CIRCLE FUND                       MCKEE INTERNATIONAL
                                                      EQUITY PORTFOLIO
                                                      APRIL 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
APPROVAL OF INVESTMENT ADVISORY AGREEMENT
--------------------------------------------------------------------------------

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the "1940 Act"), the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund (the "Trust") must annually review and re-approve the existing Advisory Agreement after its initial two-year term: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, as defined in the 1940 Act (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board calls and holds a meeting to decide whether to renew the Advisory Agreement for an additional one-year term. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Adviser. The Trustees use this information, as well as other information that the Adviser and other service providers of the Portfolio may submit to the Board, to help them decide whether to renew the Advisory Agreement for an additional year.

Prior to this year's meeting held on February 19-20, 2008, the Board, including the Independent Trustees advised by their independent legal counsel, received and reviewed written materials from the Adviser regarding, among other things:
(i) the nature, extent and quality of the services to be provided by the Adviser; (ii) the investment performance of the Portfolio and the Adviser; (iii) the costs of the services to be provided and profits to be realized by the Adviser and its affiliates from the relationship with the Portfolio; (iv) the extent to which economies of scale would be realized as the Portfolio grows; and
(v) whether fee levels reflect these economies of scale for the benefit of Portfolio investors, as discussed in further detail below.

At the meeting, a representative from the Adviser, along with other Portfolio service providers, presented additional oral and written information to help the Board evaluate the Adviser's fee and other aspects of the Advisory Agreement. Among other things, the representative presented an overview of the Adviser's investment team, noting that there were no changes in key investment management personnel or the Adviser's investment processes during the prior the year. The representative then discussed the Adviser's brokerage policies, trade execution and use of soft dollars, noting the average commission paid by the Adviser was competitive with funds of similar size and trading volume. The Trustees then discussed the written materials that the Board received before the meeting and the Adviser's oral presentation and

THE ADVISORS' INNER CIRCLE FUND                       MCKEE INTERNATIONAL
                                                      EQUITY PORTFOLIO
                                                      APRIL 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

any other information that the Board received at the meeting, and deliberated on the renewal of the Advisory Agreement in light of this information. In its deliberations, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the re-approval of the Advisory Agreement, and did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.

NATURE, EXTENT, AND QUALITY OF SERVICES PROVIDED BY THE ADVISER. In considering the quality, nature and extent of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Portfolio, including the quality and continuity of the Adviser's portfolio management personnel. The most recent investment adviser registration form ("Form ADV") for the Adviser was provided to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of the Portfolio.

The Trustees also considered other services to be provided to the Portfolio by the Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Portfolio's investment restrictions, and monitoring compliance with various Portfolio policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Portfolio by the Adviser.

INVESTMENT PERFORMANCE OF THE PORTFOLIO AND THE ADVISER. The Board was provided with information regarding the Portfolio's performance since the Advisory Agreement was last renewed, as well as information regarding the Portfolio's performance since its inception. The Board also compared the Portfolio's performance to its benchmark index and other similar mutual funds over various periods of time. The Adviser provided information regarding and led a discussion of factors impacting the performance of the Portfolio over the past year, focusing on the effects of sector and country weightings on the performance of the Portfolio relative to its benchmark. Based on this information, the Board concluded that the Portfolio's performance was comparable to that of its benchmark, and was overall satisfied with the investment results that the Adviser had been able to achieve for the Portfolio.

THE ADVISORS' INNER CIRCLE FUND                       MCKEE INTERNATIONAL
                                                      EQUITY PORTFOLIO
                                                      APRIL 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
APPROVAL OF INVESTMENT ADVISORY AGREEMENT -- CONTINUED
--------------------------------------------------------------------------------

COSTS OF ADVISORY SERVICES, PROFITABILITY AND ECONOMIES OF SCALE. In concluding that the advisory fees payable by the Portfolio were reasonable, the Trustees reviewed a report of the advisory fees paid by the Portfolio to the Adviser and the costs and other expenses incurred by the Adviser in providing advisory services. The Adviser's representative then discussed the profits realized by the Adviser from its relationship with the Portfolio. The Trustees considered the information provided and concluded that such profits were not excessive. The Trustees also reviewed reports comparing the expense ratio and advisory fee paid by the Portfolio to those paid by other comparable mutual funds and concluded that the advisory fee was the result of arm's length negotiations, appeared reasonable in light of the services rendered, and was lower than the average advisory fees paid by similarly managed mutual funds. In addition, the Board considered whether economies of scale were realized during the current contract period, but did not conclude that such economies of scale had yet been achieved with respect to the Portfolio.

Based  on the  Board's  deliberations  and  its  evaluation  of the  information described above, the Board, including all of the Independent Trustees, unanimously: (a) concluded that the terms of the Advisory Agreement are fair and reasonable; (b) concluded that the Adviser's fees are reasonable in light of the services that the Adviser provides to the Fund; and (c) agreed to renew the Advisory Agreement for another year.

                                      NOTES

                                      NOTES

                      MCKEE INTERNATIONAL EQUITY PORTFOLIO
                                 P.O. Box 219009
                              Kansas City, MO 64121
                                  866-625-3346

                                    ADVISER:
                                C.S. McKee, L.P.
                               One Gateway Center
                              Pittsburgh, PA 15222

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                      SEI Investments Global Funds Services
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004

    This information must be preceded or accompanied by a current prospectus for the Portfolio described.

CSM-SA-001-0700

ITEM 2.    CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.    SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust, effective February 23, 2005, adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                           The Advisors' Inner Circle Fund


By (Signature and Title)*              /s/ Philip T. Masterson
                                       ------------------------------
                                       Philip T. Masterson, President

Date:  June 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*              /s/ Philip T. Masterson
                                       ------------------------------
                                       Philip T. Masterson, President

Date:  June 30, 2008


By (Signature and Title)*              /s/ Michael Lawson
                                       -------------------------
                                       Michael Lawson
                                       Controller & CFO


Date:  June 30, 2008

* Print the name and title of each signing officer under his or her signature.